3. Other income, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY		Dec. 31, 2011 ZHEJIANG CNY		Dec. 31, 2010 ZHEJIANG CNY
Exchange (loss)/gain, net	$ (17)	$ 26	$ (17)
Rental income	65	56	26
Subsidy income (note i)				7,170	[1]	4,483	[1]	5,954	[1]
Sales of scrapped materials				31		78		0
Others				140		600		120
Total	$ 48	$ 82	$ 9	7,341		5,161		6,074

[1]	(i) The Group recognises subsidy income for R&D projects when granted by institutions and are not probably to be returned or reimbursed.